RELATED PARTY TRANSACTIONS (Detail Textuals) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 06, 2017	Nov. 01, 2016	Sep. 30, 2017	Apr. 30, 2019	Apr. 30, 2019	Apr. 30, 2018	Jul. 31, 2018	Jul. 31, 2017
Related Party Transaction [Line Items]
Revenue from Related Parties				$ 592,624	$ 1,270,814
Accounts Receivable, Net, Current				13,652	13,652		$ 367,918
Notes payable			$ 152,973
Due to related party			$ 152,973	192,473	192,473		$ 186,390	$ 96,212
Interest rate			2.00%
Notes payable, maturity date			Sep. 30, 2018
Common stock convertible shares issued, shares							23,882,770	23,882,770
Common stock convertible shares issued, value							$ 11,221,067	$ 11,221,067
Repayment of notes payable							238,828	238,828
Gain (Loss) on Extinguishment of Debt						$ (2,300,327)	(13,282,567)
Notes due to related parties				$ 24,126	24,126		24,126	24,126
Amount borrowed from related party debt							434,355	0
Repayment to related party note					74,927	1,055,333	49,036	0
Expenses paid by related party							48,679	96,212
Purchase of property and equipment from related party					$ 0	25,218	25,218	$ 0
Loss on settlement of debt							$ 10,982,240
Issuance of common shares (in shares)					20,245,519
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Contribution of capital from a related party								$ 2,000
Common stock subscribed				$ 3,000	$ 3,000		$ 3,000	$ 3,000
Toga Capital
Related Party Transaction [Line Items]
Notes payable			$ 152,973
Due to related party			$ 152,973
Interest rate			2.00%
Notes payable, maturity date			Sep. 30, 2018
Amount borrowed from related party debt					122,678	1,430,620
Repayment to related party note					72,959	1,055,333
Expenses paid by related party					0	52,429
Issuance of common shares (in shares)							84,029,292
Agel Enterprise International Sdn Bhd [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties					$ 1,270,814
Ownership percentage description					More than 10
Accounts Receivable, Net, Current				204,538	$ 204,538
Issuance of common shares (in shares)					10,490,362		23,564,510
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Amount borrowed from related party debt					$ 4,135	0
Repayment to related party note					1,968	$ 0
Common stock
Related Party Transaction [Line Items]
Common stock convertible shares issued, shares							15,335,515
Common stock convertible shares issued, value							$ 2,453,683
Repayment of notes payable							152,973
Accounts Payable and Accrued Liabilities							383
Gain (Loss) on Extinguishment of Debt							$ 2,300,327
Issuance of common shares (in shares)		2,500,000,000						2,500,000,000
Common stock, par value (in dollars per share)		$ 0.0001
Common stock | Toga Capital
Related Party Transaction [Line Items]
Common stock convertible shares issued, shares							15,335,515
Common stock convertible shares issued, value							$ 2,453,683
Repayment of notes payable							152,973
Accounts Payable and Accrued Liabilities							383
Gain (Loss) on Extinguishment of Debt							2,300,327
Common stock | Director
Related Party Transaction [Line Items]
Issuance of common shares (in shares)		1,000,000,000
Common stock, par value (in dollars per share)		$ 0.0001
Non-interest bearing demand loans
Related Party Transaction [Line Items]
Due to related party							186,390	$ 96,212
Notes due to related parties							24,126	$ 24,126
Non-interest bearing demand loans | Toga Capital
Related Party Transaction [Line Items]
Due to related party							186,390
Non-interest bearing demand loans | Director
Related Party Transaction [Line Items]
Common stock convertible shares issued, shares	10,009
Conversion of non-interest bearing demand loans	$ 500,450
Notes due to related parties				$ 24,126	$ 24,126		$ 24,126
Non-interest bearing demand loans | Common stock | Director
Related Party Transaction [Line Items]
Common stock convertible shares issued, shares	10,009
Conversion of non-interest bearing demand loans	$ 10,009